Net Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Disaggregation of Revenue from Contracts with Customers

a.	Disaggregation of revenue from contracts with customers

Product	Year Ended December 31, 2018
NT$ (In Millions)
Wafer	$911,296.4
Others	120,177.2

$1,031,473.6

Geography	Year Ended December 31, 2018
NT$ (In Millions)
Taiwan	$78,260.8
United States	632,821.5
China	175,794.2
Europe, the Middle East and Africa	71,068.5
Japan	58,125.9
Others	15,402.7

$1,031,473.6

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

Application Type	Year Ended December 31, 2018
NT$ (In Millions)
Communication	$578,923.7
Industrial/Standard	234,153.4
Computer	144,614.1
Consumer	73,782.4

$1,031,473.6

Resolution	Year Ended December 31, 2018
NT$ (In Millions)
7-nanometer	$81,680.7
10-nanometer	96,989.5
16/20-nanometer	210,989.0
28-nanometer	178,440.4
40/45-nanometer	101,801.0
65-nanometer	76,122.3
90-nanometer	36,652.1
0.11/0.13 micron	20,677.7
0.15/0.18 micron	81,182.6
0.25 micron and above	26,761.1

Wafer revenue	$911,296.4

Summary of Contract Balances
b.	Contract balances

	January 1, 2018	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$32,434.8	$4,684.0